Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	December 31, 2021	December 31, 2020
Current
Libra Sciences Limited	$4,193	$-
Jurchen Investment Corporation	2,000	-
CGY Investment Limited	2,000	-
Talem Medical Group Limited	3,397,650	-
	$3,405,843	$-

Schedule of amounts due to related parties
	December 31, 2021	December 31, 2020
Current
Ian Huen	$1,397	$2,110
Darren Lui	3,449	-
Clark Cheng	5,699	401
Sabrina Khan	844	39
Aeneas Group Limited	-	123,922
Jurchen Investment Corporation	-	19,454
Total	$11,389	$145,926

Non-current
Aeneas Group Limited (Note a)	$-	$1,507,285
Jurchen Investment Corporation (Note a)	-	500,000
	$-	$2,007,285

Schedule of related party transactions
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Loan from related parties (Note a)
- Aeneas Group Limited	$1,000,000	$500,000	$3,330,472
- Jurchen Investment Corporation	$2,500,000	$500,000	$3,000,000

Interest expenses (Note a)
- Aeneas Group Limited	$64,753	$155,633	$14,247
- Jurchen Investment Corporation	$65,644	$81,530	$20,055

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$2,673,389	$2,356,080	$-
- Jurchen Investment Corporation	$3,085,097	$3,082,131	$-

Loan to a related party (Note b)
- Talem Medical Group Limited	$3,358,089	$-	$-

Interest income (Note b)
- Talem Medical Group Limited	$39,561	$-	$-

Consultant, secondment, management and administrative services fees (Note c)
- CGY Investments Limited	$173,333	$169,462	$-
- ACC Medical Limited	$157,511	$13,018	$-
- Aenco Limited	$-	$746,153	$830,769
- Aeneas Technology (Hong Kong) Limited	$-	$617,794	$-
- Aeneas Management Limited	$-	$231,795	$698,152

Rental expense (Note d)
- Jurchen Investment Corporation	$-	$96,300	$227,729

Issuance of tokens for tokens creation, offering and consultancy services (Note e)
- Aenco Solutions Limited	$-	$-	$300,000

Tokens creation, offering and consultancy services expense (Note e)
- Aenco Solutions Limited	$-	$-	$192,000

Prepayment of tokens consultancy services (Note e)
- Aenco Solutions Limited	$-	$-	$108,000

Healthcare services income
- Aeneas Management Limited	$7,564	$321	$1,923